Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Segment Results
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2022
Operating result	790	783	206	167	193	(220)	(0)	1,918	(40)	1,878
Fair value items	(1,644)	1,897	10	21	(3)	(21)	(8)	251	(9)	242
Realized gains / (losses) on investments	(479)	(181)	3	-	-	7	(0)	(650)	(16)	(666)
Impairment charges	(32)	15	(11)	(8)	-	(18)	-	(55)	(2)	(57)
Impairment reversals	19	-	-	-	-	-	-	19	-	19
Non-operating items	(2,136)	1,731	1	13	(3)	(32)	(6)	(435)	(27)	(462)
Other income / (charges)	(526)	(1,970)	(37)	373	(19)	(141)	(0)	(2,321)	(18)	(2,339)
Result before tax	(1,872)	543	170	553	171	(393)	(8)	(837)	(85)	(922)
Income tax (expense) / benefit	462	(1,000)	1	(36)	(67)	74	(0)	(567)	85	(482)
Net result	(1,411)	(457)	171	516	104	(319)	(8)	(1,404)	-	(1,404)
Inter-segment operating result	(362)	(94)	(75)	55	188	288
Revenues
2022
Life insurance gross premiums	7,329	1,168	4,081	1,280	-	-	6	13,864	(1,016)	12,848
Accident and health insurance	1,407	257	-	184	-	-	-	1,848	(79)	1,769
General insurance	-	144	-	182	-	-	-	326	(182)	144
Total gross premiums	8,735	1,569	4,081	1,646	-	-	6	16,037	(1,276)	14,761
Investment income	3,467	1,728	1,951	297	12	474	(477)	7,453	(114)	7,338
Fee and commission income	2,021	325	217	42	693	-	(187)	3,111	(240)	2,871
Other revenues	-	-	-	26	5	-	-	31	(30)	1
Total revenues	14,223	3,622	6,250	2,011	710	474	(658)	26,633	(1,661)	24,972

Inter-segment revenues	(5)	3	-	-	187	473

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2021
Operating result	790	755	184	143	253	(218)	(1)	1,906	42	1,948
Fair value items	698	221	(62)	(18)	(1)	12	3	854	(123)	730
Realized gains / (losses) on investments	313	118	10	2	2	1	-	446	(9)	437
Impairment charges	(19)	(19)	-	-	(1)	(11)	-	(49)	(0)	(49)
Impairment reversals	33	59	-	1	-	8	-	101	-	101
Non-operating items	1,025	378	(51)	(15)	-	11	3	1,352	(132)	1,220
Other income / (charges)	(667)	(23)	1	65	(18)	(138)	-	(780)	12	(768)
Result before tax	1,149	1,110	134	193	235	(344)	2	2,478	(78)	2,400
Income tax (expense) / benefit	(137)	(276)	(12)	(36)	(65)	77	-	(449)	78	(371)
Net result	1,012	833	122	157	170	(267)	2	2,029	-	2,029
Inter-segment operating result	(20)	(95)	(96)	(31)	191	51
Revenues
2021
Life insurance gross premiums	6,917	1,323	4,613	1,372	-	-	-	14,225	(825)	13,400
Accident and health insurance	1,273	254	3	179	-	-	-	1,709	(67)	1,643
General insurance	-	136	-	432	-	-	-	569	(168)	401
Total gross premiums	8,190	1,713	4,616	1,984	-	-	-	16,504	(1,060)	15,444
Investment income	2,909	2,088	1,691	361	12	242	(261)	7,042	(75)	6,967
Fee and commission income	1,920	300	223	59	800	-	(183)	3,120	(335)	2,785
Other revenues	-	-	-	14	2	12	-	27	(15)	13
Total revenues	13,019	4,101	6,531	2,418	814	254	(444)	26,693	(1,484)	25,209

Inter-segment revenues	1	14	-	-	182	247

Income statement -Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2020
Operating result	781	665	144	175	182	(237)	1	1,710	31	1,741
Fair value items	(448)	(230)	(2)	(7)	22	(36)	-	(701)	(87)	(788)
Realized gains / (losses) on investments	93	14	-	46	1	(3)	-	150	(8)	142
Impairment charges	(173)	(50)	-	(16)	(1)	(25)	-	(265)	1	(264)
Impairment reversals	27	1	-	-	-	-	-	28	-	28
Non-operating items	(501)	(265)	(1)	22	22	(65)	-	(788)	(94)	(881)
Other income / (charges)	(1,110)	78	(68)	(1)	(8)	(130)	-	(1,239)	15	(1,224)
Result before tax	(829)	478	74	197	195	(433)	1	(317)	(47)	(364)
Income tax (expense) / benefit	288	(107)	(7)	(26)	(44)	78	-	181	47	229
Net result	(541)	371	67	170	151	(355)	1	(135)	-	(135)
Inter-segment operating result	(40)	(87)	(86)	(35)	193	62
Revenues
2020
Life insurance gross premiums	6,946	1,619	4,833	1,255	-	4	(3)	14,654	(726)	13,929
Accident and health insurance	1,380	245	25	193	-	-	-	1,844	(59)	1,784
General insurance	-	130	-	388	-	-	-	519	(132)	386
Total gross premiums	8,326	1,994	4,858	1,836	-	5	(3)	17,016	(917)	16,099
Investment income	2,986	2,083	1,795	362	7	261	(281)	7,212	(63)	7,149
Fee and commission income	1,653	255	194	50	750	(9)	(180)	2,713	(308)	2,405
Other revenues	-	-	-	9	2	3	-	14	(10)	4
Total revenues	12,964	4,332	6,847	2,257	759	260	(465)	26,955	(1,298)	25,657

Inter-segment revenues	1	21	-	-	188	264

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax

Presentation Non-Operating result	Note	2022	2021	2020
Result before tax from continuing operations		(1,543)	1,164	(958)

Result before tax from discontinued operations	51	2,396	1,237	594
Impairment loss on remeasurement of disposal group	51	(1,775)	-	-
Result before tax from continuing operations and discontinued operations		(922)	2,400	(364)
Elimination of share in earnings of joint ventures and associates		40	(42)	(31)
Premium income	6	(1)	5	(4)
Rental income	7	76	71	68
Dividend income	7	(2)	(76)	40
Fee and commission income	8	(41)	(30)	5
Recovered claims and benefits	9	-	31	143
Change in valuation of reinsurance ceded	9	208	43	(86)
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	1,234	4	421
Net fair value change on borrowings and other financial liabilities	10	(5)	13	(2)
Realized gains and losses on financial investments	10	718	(463)	(132)
Gains and (losses) on investments in real estate	10	51	(253)	(74)
Net fair value change of derivatives	10	465	471	(613)
Other income	11	(401)	(77)	(68)
Benefits and claims paid life	12	14	217	-
Change in valuation of liabilities for insurance contracts	12	(1,937)	(994)	1,422
Change in valuation of liabilities for investment contracts	12	(9)	8	7
Policyholder claims and benefits - Other	12	(20)	(38)	(19)
Commissions and expenses	14	651	715	450
Impairment (charges) reversals	15	34	(53)	318
Interest charges and related fees	16	-	-	82
Other charges	17	1,764	37	150
Results of CEE businesses which were previously reported in operating results		-	(85)	-
Operating result		1,918	1,906	1,710

◆	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in operating result.
◆	Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over- or underperformance of derivatives of EUR 2,089 million gain (2021: EUR 8 million loss, 2020: EUR 38 million gain) for which the expected long-term return is included in operating result; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 1,303 million loss (2021: EUR 466 million loss, 2020: EUR 652 million gain); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 4 million gain (2021: EUR 2 million gain, 2020: EUR nil million).
◆	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
◆	Benefits and claims paid life relate to the lump-sum buy-out program for certain variable annuities in the Americas and is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
◆	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
◆	Commissions and expenses include: 1) Restructuring charges of EUR 273 million (2021: EUR 240 million charge, 2020: EUR 266 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 136 million income (2021: income of EUR 260 million, 2020: income of EUR 35 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 11 million charge (2021: charge of EUR 87 million; 2020: income of EUR 20 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 151 million loss (2021: gain of EUR 51 million; 2020: gain of EUR 159 million).
◆	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 20 million charge (2021: reversal of EUR 45 million, 2020: charge of EUR 266 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 48 million charge (2021: EUR 60 million charge; 2020: EUR 128 million charge) reported as part of the respective line in note 15.
◆	There are no interest charges and related fees that are classified for segment reporting purposes as non-operating results.

Summary of Other Selected Income Statement Items

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2022
Amortization of deferred expenses, VOBA and future servicing rights	850	-	107	36	-	-	993
Depreciation	53	-	4	6	2	7	73
Impairment charges / (reversals) on financial assets, excluding receivables	12	-	-	7	-	-	20
Impairment charges / (reversals) on non- financial assets and receivables	17	-	11	1	-	18	48

2021
Amortization of deferred expenses, VOBA and future servicing rights	929	-	113	61	-	-	1,103
Depreciation	56	20	6	15	2	1	99
Impairment charges / (reversals) on financial assets, excluding receivables	(23)	(14)	-	-	-	(8)	(45)
Impairment charges / (reversals) on non- financial assets and receivables	37	12	-	-	1	11	60

2020
Amortization of deferred expenses, VOBA and future servicing rights	637	-	119	97	-	-	854
Depreciation	56	20	9	12	2	1	101
Impairment charges / (reversals) on financial assets, excluding receivables	151	86	-	15	-	11	262
Impairment charges / (reversals) on non- financial assets and receivables	72	21	17	-	4	14	128

Summary of Number of Employees

Number of employees	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2022
Number of employees - headcount	6,153	3,609	2,621	4,281	1,464	958	19,087
Of which Aegon’s share of employees in joint ventures and associates	-	-	62	3,239	206	-	3,507

2021
Number of employees - headcount	7,675	3,534	2,476	6,590	1,675	321	22,271
Of which Aegon’s share of employees in joint ventures and associates	733	-	59	3,245	191	-	4,228

2020
Number of employees - headcount	7,960	3,521	2,307	6,598	1,527	409	22,322
Of which Aegon’s share of employees in joint ventures and associates	669	-	47	3,294	183	-	4,193

Summary of Assets and Liabilities Per Segment

Summarized assets and liabilities per segment	Americas	The Netherlands 1)	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total
2022

Assets

Cash and Cash equivalents	1,097	-	182	122	367	1,639	-	3,407

Assets held for sale	-	89,752	-	-	-	-	-	89,752

Investments	73,132	-	1,457	2,061	136	39	-	76,825

Investments for account of policyholders	89,535	-	90,007	464	-	-	-	180,006

Investments in joint ventures	-	-	-	972	471	(0)	-	1,443

Investments in associates	-	-	-	20	129	16	-	165

Deferred expenses	12,657	-	736	57	-	-	(564)	12,886

Other assets	30,796	-	2,883	7,648	136	19,722	(23,882)	37,302

Total assets	207,217	89,752	95,264	11,344	1,239	21,415	(24,446)	401,786

Liabilities

Insurance contracts	84,905	-	1,373	8,255	-	-	(7,223)	87,309

Insurance contracts for account of policyholders	66,842	-	33,122	446	-	-	-	100,409

Investment contracts	10,483	-	174	2	-	-	-	10,658

Investment contracts for account of policyholders	22,693	-	57,836	26	-	-	-	80,555

Liabilities held for sale	-	84,339	-	-	-	-	-	84,339

Other liabilities	16,194	-	1,511	851	414	7,225	(1,870)	24,325

Total liabilities	201,117	84,339	94,015	9,580	414	7,225	(9,093)	387,596
1	Please refer to note 51 Discontinued operations for the summarized assets and liabilities of Aegon the Netherlands

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total
2021

Assets

Cash and Cash equivalents	1,127	3,718	210	282	311	1,242	-	6,889

Investments	80,938	66,384	1,876	8,315	296	21	-	157,831

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Deferred expenses	9,052	235	825	391	-	-	-	10,503

Other assets	27,268	9,318	2,125	2,064	199	31,733	(33,663)	39,044

Total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Liabilities

Insurance contracts	74,967	40,547	1,490	9,028	-	-	(1,611)	124,422

Insurance contracts for account of policyholders	83,316	25,294	39,955	758	-	-	-	149,323

Investment contracts	9,804	11,767	194	2	-	-	-	21,767

Investment contracts for account of policyholders	32,280	2,273	69,819	220	-	-	-	104,592

Other liabilities	17,382	19,875	799	518	540	6,685	(4,022)	41,776

Total liabilities	217,750	99,757	112,257	10,526	540	6,685	(5,633)	441,881

Summary of Investments
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands 1)	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total

2022

Shares	345	-	25	10	7	1	-	388

Debt securities	51,008	-	777	1,847	15	-	-	53,647

Loans	12,475	-	-	43	-	38	-	12,556

Other financial assets	9,262	-	654	145	114	-	-	10,175

Investments in real estate	42	-	-	17	-	-	-	59

Investments general account	73,132	-	1,457	2,061	136	39	-	76,825

Shares	-	-	15,493	12	-	-	-	15,505

Debt securities	-	-	5,677	17	-	-	-	5,694

Unconsolidated investment funds	89,535	-	64,776	431	-	-	-	154,741

Other financial assets	-	-	3,617	5	-	-	-	3,622

Investments in real estate	-	-	443	-	-	-	-	443

Investments for account of policyholders	89,535	-	90,007	464	-	-	-	180,006

Investments on balance sheet	162,667	-	91,463	2,526	136	39	-	256,831

Off-balance sheet investments third parties	216,060	7,325	122,742	3,384	141,067	-	-	490,578

Total revenue-generating investments	378,727	7,325	214,205	5,910	141,203	39	-	747,409

Investments
Available-for-sale	56,564	-	991	1,991	96	-	-	59,643

Loans	12,475	-	-	43	-	38	-	12,556

Financial assets at fair value through profit or loss	93,585	-	90,029	475	40	1	-	184,130

Investments in real estate	42	-	443	17	-	-	-	502
Total investments on balance sheet	162,667	-	91,463	2,526	136	39	-	256,831

Investments in joint ventures	-	-	-	972	471	(0)	-	1,443

Investments in associates	-	-	-	20	129	16	-	165

Assets held for sale	-	89,752	-	-	-	-	-	89,752

Other assets	44,551	-	3,800	7,827	503	21,361	(24,446)	53,595

Consolidated total assets	207,217	89,752	95,264	11,344	1,239	21,415	(24,446)	401,786
1	Please refer to note 51 Discontinued operations for the assets of Aegon the Netherlands

Investments	Americas	The Netherlands	United Kingdom	International 1)	Asset Management	Holding and other activities	Eliminations	Total
2021
Shares	493	1,410	29	72	9	1	-	2,015
Debt securities	61,014	26,951	1,159	8,060	11	-	-	97,195
Loans	11,352	35,358	-	93	-	20	-	46,823
Other financial assets	8,040	79	687	73	276	-	-	9,155
Investments in real estate	39	2,588	-	16	-	-	-	2,643

Investments general account	80,938	66,384	1,876	8,315	296	21	-	157,831

Shares	-	9,078	20,221	243	-	-	(4)	29,539
Debt securities	-	12,044	7,649	128	-	-	-	19,821
Unconsolidated investment funds	115,596	1,059	74,698	597	-	-	-	191,950
Other financial assets	-	3,493	5,581	6	-	-	-	9,080
Investments in real estate	-	-	563	-	-	-	-	563

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784
Off-balance sheet investments third parties	240,248	7,711	151,097	2,300	212,779	-	-	614,136
Total revenue-generating investments	436,782	99,769	261,687	11,589	213,076	21	(4)	1,022,920

Investments
Available-for-sale	65,694	24,443	1,299	8,191	257	-	-	99,884
Loans	11,352	35,358	-	93	-	20	-	46,823
Financial assets at fair value through profit or loss	119,450	29,669	108,727	987	40	1	(4)	258,871
Investments in real estate	39	2,588	563	16	-	-	-	3,206
Total investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Investments in joint ventures	56	343	-	936	368	39	-	1,743
Investments in associates	-	1,103	9	18	151	20	(12)	1,289
Other assets	37,447	13,271	3,160	2,736	510	32,975	(33,663)	56,436
Consolidated total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252